SCHEDULE OF COST OF REVENUE (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cost Of Revenue
Salaries and benefits	$ 153,733	$ 194,477
Subcontractors	25,323	35,823
Software and other	8,237	12,394
Depreciation	414	324
Cost of revenue	$ 187,707	$ 243,018